Cash and cash equivalents - (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents classified as part of disposal group held for sale	R$ 4,821,703	R$ 5,227,654
Denominated in R$ (a)
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents classified as part of disposal group held for sale	4,772,659	5,157,035
Denominated in US$ (a)
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents classified as part of disposal group held for sale	R$ 49,044	R$ 70,619